Other intangible assets (Details 1) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other intangible assets
Gross carrying amount	SFr 79	SFr 84
Accumulated amortization	(47)	(43)
Net carrying amount	32	41
Non-amortizing other intangible assets	191	172
Other intangible assets (mortgage servicing rights), at fair value	158	138
Total other intangible assets, net	223	213
Aggregate amortization expenses and impairment losses
Aggregate amortization	7	8	SFr 18
Impairment	2	0	16
of which related to restructuring expenses	0	0	15
Estimated amortization expenses
In the next 12 months	8
Year two	4
Year three	3
Year four	2
Year five	2
Tradenames / trademarks
Other intangible assets
Gross carrying amount	27	28
Accumulated amortization	(26)	(26)
Net carrying amount	1	2
Client relationships
Other intangible assets
Gross carrying amount	47	50
Accumulated amortization	(18)	(14)
Net carrying amount	29	36
Other
Other intangible assets
Gross carrying amount	5	6
Accumulated amortization	(3)	(3)
Net carrying amount	2	3
Total other intangible assets, gross	270	256
Bank
Other intangible assets
Gross carrying amount	79	84
Accumulated amortization	(47)	(43)
Net carrying amount	32	41
Non-amortizing other intangible assets	191	172
Other intangible assets (mortgage servicing rights), at fair value	158	138
Total other intangible assets, net	223	213
Aggregate amortization expenses and impairment losses
Aggregate amortization	7	8	18
Impairment	2	0	16
of which related to restructuring expenses	0	0	SFr 15
Estimated amortization expenses
In the next 12 months	8
Year two	4
Year three	3
Year four	2
Year five	2
Bank | Tradenames / trademarks
Other intangible assets
Gross carrying amount	27	28
Accumulated amortization	(26)	(26)
Net carrying amount	1	2
Bank | Client relationships
Other intangible assets
Gross carrying amount	47	50
Accumulated amortization	(18)	(14)
Net carrying amount	29	36
Bank | Other
Other intangible assets
Gross carrying amount	5	6
Accumulated amortization	(3)	(3)
Net carrying amount	2	3
Total other intangible assets, gross	SFr 270	SFr 256